BANK LOAN (Details Narrative)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Short-Term Debt [Line Items]
Short-term weighted average interest rate	2.77%	3.10%
Long-term weighted average interest rate	2.77%	3.10%
Short Term Bank Loans [Member]
Short-Term Debt [Line Items]
Weighted average remaining term	7 months 13 days	29 days
Long Term Bank Loans [Member]
Short-Term Debt [Line Items]
Weighted average remaining term	7 months 13 days	29 days